Non-current assets held for sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Real estate	R$ 904,591	R$ 995,614
Vehicles and similar	289,197	205,347
Machinery and equipment	1,238	1,487
Other	1,246	40
Total	R$ 1,196,272	R$ 1,202,488